Related party balances and transactions	12 Months Ended
Dec. 31, 2022
Related party balances and transactions
Related party balances and transactions

27       Related party balances and transactions

Corporación América Airports S.A. is controlled by ACI Airports S.à r.l., which is controlled by Corporación América International S.à r.l. (previously denominated America Corporation International S.à r.l.), both of which are Luxembourg based companies.

Corporación América International S.à r.l. is controlled by Southern Cone Foundation (CAAP’s ultimate parent company), a foundation created under the laws of Liechtenstein, having its corporate domicile in Vaduz. The foundation’s purpose is to manage its assets through the decisions adopted by its independent board of directors. The potential beneficiaries of this foundation are members of the Eurnekian family and religious, charitable and educational institutions. Interests in subsidiaries are set out in Note 2.B.

Transactions and balances with “Associates” are those carried out with entities over which CAAP exerts significant influence in accordance with IFRS, but does not have control. Transactions and balances with related parties, which are not associates and are not consolidated are disclosed as “Other related parties”. The Group receives services from related parties, such as internal audit, management control, financial assistance, technology outsourcing services and construction services.

27       Related party balances and transactions (Cont.)

Summary of balances with related parties are:

	At December 31,
	2022	2021
Year-end balances

(a) Arising from sales / purchases of goods / other
Trade receivables with associates	4,174	1,839
Trade receivables with other related parties	2,310	1,899
Other receivables with associates	445	-
Other receivables with other related parties	9,695	9,113
Other financial assets with associates	2,954	2,801
Other financial assets with other related parties	-	9,827
Trade payables to associates	(2,714)	-
Trade payables to other related parties	(3,039)	(2,879)
	13,825	22,600
(b) Other liabilities
Other liabilities to other related parties	(2,503)	(2,357)
	(2,503)	(2,357)
(c) Other balances
Cash and cash equivalents in other related parties	4,652	21,591
	4,652	21,591

	For the year ended December 31,
	2022	2021	2020
Transactions
Aeronautical/Commercial revenue	9,957	6,263	4,072
Fees	(7,266)	(6,795)	(6,791)
Interest accruals	1,240	695	712
Acquisition of goods and services	(22,278)	(10,743)	(11,516)
Others	(4,367)	(4,201)	(4,262)

The Group leases buildings to other related parties which are recognized under the scope of IFRS 16 and accounted in Lease liabilities line for an amount of USD 2,201 as of December 31, 2022 (USD 4,661 as of December 31, 2021). Additionally, the Group has variable equipment leases with other related parties that are excluded from the lease liability according to IFRS 16. Transactions related to those leases are included in Acquisition of goods and services line for an amount of USD 6,122 (USD 5,444 as of December 31, 2021).

Remuneration accrued related to the Group’s key staff amounted to approximately 2.2% of total remunerations at December 31, 2022, 2.7% accrued at December 31, 2021 and 2.2% accrued at December 31, 2020.